Derivative Liability - Schedule of Derivative Liability (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 1,358,901
Derivative liability recorded on new instruments	1,924,569	1,144,525
Derivative liability extinguished with notes settled	(1,918,744)
Change in fair value	(571,231)	214,376
Derivative liability	$ 793,495	$ 1,358,901